Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 15.7%
28,011	iShares Russell 2000 ETF	$ 6,188,750	1.0
100,165	Vanguard S&P 500 ETF	36,490,109	5.9
414,373	Vanguard Value ETF	54,473,475	8.8

	Total Exchange-Traded Funds
	(Cost $76,399,499)	97,152,334	15.7

MUTUAL FUNDS: 84.1%
	Affiliated Investment Companies: 84.1%
4,557,794	Voya High Yield Bond Fund - Class R6	36,462,353	5.9
2,351,136	Voya Intermediate Bond Fund - Class R6	24,099,143	3.9
325,813	Voya Large-Cap Growth Fund - Class R6	18,212,937	2.9
2,043,688	Voya Multi-Manager Emerging Markets Equity Fund - Class I	30,573,571	4.9
3,527,006	Voya Multi-Manager International Equity Fund - Class I	48,073,089	7.8
2,911,979	Voya Multi-Manager International Factors Fund - Class I	30,721,381	5.0
2,333,320	Voya Multi-Manager Mid Cap Value Fund - Class I	25,573,186	4.1
4,676,426	Voya U.S. Stock Index Portfolio - Class I	93,949,400	15.2
1,002,259	VY® BrandywineGLOBAL - Bond Portfolio - Class I	12,077,216	2.0
1,405,587	VY® Columbia Contrarian Core Portfolio - Class I	31,414,873	5.1
1,151,888	VY® Invesco Comstock Portfolio - Class I	21,839,804	3.5
1,733,091	(1) VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	36,516,224	5.9
1,897,566	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	62,543,788	10.1
1,568,812	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	23,861,631	3.9
220,886	VY® T. Rowe Price Growth Equity Portfolio - Class I	24,312,969	3.9

	Total Mutual Funds
	(Cost $428,554,721)	520,231,565	84.1

	Total Investments in Securities (Cost $504,954,220)	$ 617,383,899	99.8
	Assets in Excess of Other Liabilities	1,109,766	0.2
	Net Assets	$ 618,493,665	100.0

(1)	Non-income producing security.

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$97,152,334	$–	$–	$97,152,334
Mutual Funds	520,231,565	–	–	520,231,565
Total Investments, at fair value	$617,383,899	$–	$–	$617,383,899
Other Financial Instruments+
Futures	154,594	–	–	154,594
Total Assets	$617,538,493	$–	$–	$617,538,493

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/21	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$35,646,425	2,449,944	(1,307,632)	$(326,384)	$36,462,353	$483,671	$17,699	$-
Voya Intermediate Bond Fund - Class R6	23,568,155	2,355,094	(834,195)	(989,911)	24,099,143	188,504	49,359	-
Voya Large-Cap Growth Fund - Class R6	18,365,251	610,734	(553,776)	(209,272)	18,212,937	-	108,890	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	30,872,205	276,807	(1,305,631)	730,190	30,573,571	-	218,462	-
Voya Multi-Manager International Equity Fund - Class I	48,869,138	54,029	(2,003,736)	1,153,658	48,073,089	-	386,968	-
Voya Multi-Manager International Factors Fund - Class I	30,440,143	533,549	(979,155)	726,844	30,721,381	-	195,933	-
Voya Multi-Manager Mid Cap Value Fund - Class I	24,416,999	28,815	(2,065,361)	3,192,733	25,573,186	-	(10,901)	-
Voya U.S. Stock Index Portfolio - Class I	89,869,678	2,994,537	(3,691,660)	4,776,845	93,949,400	-	713,218	-
VY® BrandywineGLOBAL - Bond Portfolio - Class I	11,769,859	727,247	(406,030)	(13,860)	12,077,216	-	35,747	-
VY® Columbia Contrarian Core Portfolio - Class I	30,236,222	305,677	(923,614)	1,796,588	31,414,873	-	313,265	-
VY® Invesco Comstock Portfolio - Class I	20,736,054	963,317	(3,098,204)	3,238,637	21,839,804	-	183,543	-
VY® JPMorgan Small Cap Core Equity Portfolio Class R6	37,078,081	58,212	(4,646,931)	4,026,862	36,516,224	-	82,385	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	59,604,321	2,614,673	(1,927,857)	2,252,651	62,543,788	-	281,029	-
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	24,727,532	524,352	(1,125,572)	(264,681)	23,861,631	-	258,276	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	24,127,893	589,218	(836,730)	432,588	24,312,969	-	199,652	-
	$510,327,956	$15,086,205	$(25,706,084)	$20,523,488	$520,231,565	$672,175	$3,033,525	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2021, the following futures contracts were outstanding for Voya Solution Moderately Aggressive Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	31	06/18/21	$6,149,470	$98,701
			$6,149,470	$98,701
Short Contracts:
Mini MSCI EAFE Index	(56)	06/18/21	(6,137,600)	55,893
			$(6,137,600)	$55,893

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $515,135,810.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$102,598,088
Gross Unrealized Depreciation	(195,405)

Net Unrealized Appreciation	$102,402,683